Schedule of Future Minimum Principal Payments of Notes Payable (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
2023		$ 2,000,000
Total	$ 2,000,000	2,000,000
Total	2,000,000	$ 2,000,000
2023	$ 2,000,000